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                                                           OMB APPROVAL
                        UNITED STATES                ------------------------
              SECURITIES AND EXCHANGE COMMISSION     OMB NUMBER:    3235-0456
                   Washington, D.C.  20549           Expires:  April 30, 1998
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                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

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 1.  Name and address of issuer:

     CIGNA Funds Group (f/k/a CIGNA ANNUITY FUNDS GROUP), 1380 Main Street,
      Springfield, MA 01103

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 2.  Name of each series or class of funds for which this notice is filed:

     CIGNA Income Fund (f/k/a CIGNA Annuity Income Fund), CIGNA Money Market
      Fund (f/k/a CIGNA Annuity Money Market Fund)

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 3.  Investment Company Act File Number:

     811-1646
     Securities Act File Number:

     2-29020
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 4.  Last day of fiscal year for which this notice is filed:

     12/31

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 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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 6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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 7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0                  $ 0

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 8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0                  $ 0

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 9.  Number and aggregate sale price of securities sold during the fiscal year:

     2,325,727          $2,236,857

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SEC 2393 (9/95)
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     2,325,727          $2,236,857

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     603,530            $  583,416

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12.  Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the     $  2,236,857
            fiscal year in reliance on rule 24f-2 (from item 10):  ------------

      (ii)  Aggregate price of shares issued in connection         +    583,416
            with dividend reinvestment plans (from Item 11, if     ------------
            applicable):

     (iii)  Aggregate price of shares redeemed or repur-           -  2,820,273
            chased during the fiscal year (if applicable):         ------------

      (iv)  Aggregate price of shares redeemed or repur-           +          0
            chased and previously applied as a reduction to        ------------
            filing fees pursuant to rule 24e-2 (if applicable):

       (v)  Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 [line            0
            (i), plus line (ii), less line (iii), plus line (iv)] ------------ (if applicable):

      (vi)  Multiplier prescribed by Section 6(b) of the Secu-     x     1/2900
            rities Act of 1933 or other applicable law or regu-    ------------
            lation (see Instruction C.6):

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:           0
                                                                   ------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                    CIGNA FUNDS GROUP

  By (Signature and Title)*         By: /s/ Alfred A. Bingham III
                                       -----------------------------
                                        Alfred A. Bingham III
                                     Its:  Vice President and Treasurer
                                    --------------------------------------

  Date   February 27, 1996.
      -------------------------

*Please print the name and title of the signing officer below the signature.
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             [LETTERHEAD OF GOODWIN, PROCTER & HOAR APPEARS HERE]

                               February 28, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

     Re:  Form 24F-2 for CIGNA Funds Group -
          1933 Act File No. 2-29020; 1940 Act File No. 811-1646
          -----------------------------------------------------

Ladies and Gentlemen:

     As counsel to CIGNA Funds Group (the "Trust"), we have been requested to render this opinion in connection with the filing by the Trust of a notice on Form 24F-2 (the "Notice") with respect to its fiscal year ended December 31, 1995.

     Reference is made to Section 10 of the Notice wherein the Trust reports the number of shares (the "Shares") representing interests in CIGNA Income Fund (f/k/a CIGNA Annuity Income Fund) and CIGNA Money Market Fund (f/k/a CIGNA Annuity Money Market Fund), each a series of the Trust, sold during the fiscal year ended December 31, 1995 in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

     We have examined the Trust's Master Trust Agreement dated April 10, 1985, as amended, the By-Laws of the Trust, as amended, the Notice, certain votes adopted by the Trustees of the Trust, and such other documents as we deemed necessary for purposes of this opinion.

     Based upon the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information with respect to the Funds, as contained in the Trust's Registration Statement on Form N-1A in effect at the time of sale, in our opinion the Shares were legally issued and are fully paid and non-assessable by the Trust.

                                    Very truly yours,


                                    /s/ Goodwin, Procter & Hoar, LLP

                                    GOODWIN, PROCTER & HOAR, LLP